TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Civil and Labor Contingencies (Details) R$ in Thousands	Oct. 07, 2024 BRL (R$)	Oct. 08, 2019 item	Sep. 23, 2005 item	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Lawsuit With Administrative Council for Economic Defense
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Settlement of litigation	R$ 256,099
Civil contingencies | Antitrust Legislation
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Number of civil construction unions | item			2
Fine for existence of cartel on gross revenues (in percentage)			7.00%
Number of lawsuits that challenged the investigation | item		2
Civil contingencies | Other Demands Of a Civil Nature
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities				R$ 635,034	R$ 595,649
Labor Contingencies
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities				R$ 1,400,460	R$ 1,028,176